UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 1.9%
575,700	Burger King Holdings Inc.	$15,923,862

Media - 4.3%
286,850	Focus Media Holding Ltd., ADR *	10,082,778
1,682,260	Lions Gate Entertainment Corp. *	16,402,035
258,880	Marvel Entertainment Inc. *	6,935,395
775,090	Warner Music Group Corp.	3,859,948

	Total Media	37,280,156

Specialty Retail - 2.9%
1,544,600	NexCen Brands Inc. *	5,297,978
412,800	Ross Stores Inc.	12,367,488
227,200	Urban Outfitters Inc. *	7,122,720

	Total Specialty Retail	24,788,186

	TOTAL CONSUMER DISCRETIONARY	77,992,204

CONSUMER STAPLES - 3.0% Food & Staples Retailing - 1.3%

492,299	Casey’s General Stores Inc.	11,125,957

Personal Products - 1.7%
436,791	Elizabeth Arden Inc. *	8,713,980
329,130	Nu Skin Enterprises Inc., Class A Shares	5,930,923

	Total Personal Products	14,644,903

	TOTAL CONSUMER STAPLES	25,770,860

ENERGY - 9.1%
Energy Equipment & Services - 4.6%
1,274,300	ION Geophysical Corp. *	17,585,340
253,260	Key Energy Services Inc. *	3,398,749
592,470	North American Energy Partners Inc. *	9,088,490
1,475,830	Parker Drilling Co. *	9,533,862

	Total Energy Equipment & Services	39,606,441

Oil, Gas & Consumable Fuels - 4.5%
393,055	GMX Resources Inc. *	13,729,411
255,100	Range Resources Corp.	16,186,095
237,070	SandRidge Energy Inc. *	9,281,291

	Total Oil, Gas & Consumable Fuels	39,196,797

	TOTAL ENERGY	78,803,238

FINANCIALS - 3.9%
Capital Markets - 1.8%
171,385	Affiliated Managers Group Inc. *	15,551,475

Diversified Financial Services - 0.3%
758,576	Primus Guaranty Ltd. *	2,715,702

Real Estate Investment Trusts (REITs) - 1.5%
73,912	Alexandria Real Estate Equities Inc.	6,853,121
282,200	Gramercy Capital Corp.	5,906,446

	Total Real Estate Investment Trusts (REITs)	12,759,567

Thrifts & Mortgage Finance - 0.3%
614,000	Clayton Holdings Inc. *	2,848,960

	TOTAL FINANCIALS	33,875,704

HEALTH CARE - 12.5%
Biotechnology - 5.4%
362,380	Alexion Pharmaceuticals Inc. *	21,489,134
1,222,900	ARIAD Pharmaceuticals Inc. *	4,121,173

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Biotechnology - 5.4% (continued)
466,300	BioMarin Pharmaceutical Inc. *	$16,493,031
168,600	Infinity Pharmaceuticals Inc. *	1,026,774
621,950	Senomyx Inc. *	3,669,505

	Total Biotechnology	46,799,617

Health Care Equipment & Supplies - 2.9%
280,060	Hologic Inc. *	15,571,336
220,696	Integra LifeSciences Holdings Corp. *	9,593,655

	Total Health Care Equipment & Supplies	25,164,991

Health Care Providers & Services - 2.3%
282,040	Owens & Minor Inc.	11,095,453
125,500	Pediatrix Medical Group Inc. *	8,458,700

	Total Health Care Providers & Services	19,554,153

Health Care Technology - 0.5%
301,800	Vital Images Inc. *	4,472,676

Pharmaceuticals - 1.4%
229,500	Endo Pharmaceuticals Holdings Inc. *	5,494,230
161,710	XenoPort Inc. *	6,544,404

	Total Pharmaceuticals	12,038,634

	TOTAL HEALTH CARE	108,030,071

INDUSTRIALS - 18.2%
Aerospace & Defense - 3.4%
862,303	Orbital Sciences Corp. *	20,781,502
951,500	Taser International Inc. *	8,944,100

	Total Aerospace & Defense	29,725,602

Building Products - 0.7%
244,405	NCI Building Systems Inc. *	5,914,601

Commercial Services & Supplies - 2.6%
246,700	Corrections Corporation of America *	6,789,184
242,700	Herman Miller Inc.	5,963,139
518,170	Taleo Corp., Class A Shares *	10,052,498

	Total Commercial Services & Supplies	22,804,821

Construction & Engineering - 1.9%
386,900	Quanta Services Inc. *	8,964,473
155,740	Shaw Group Inc. *	7,341,584

	Total Construction & Engineering	16,306,057

Electrical Equipment - 2.7%
865,220	JA Solar Holdings Co. Ltd., ADR *	16,093,092
198,200	Thomas & Betts Corp. *	7,208,534

	Total Electrical Equipment	23,301,626

Machinery - 3.4%
234,160	AGCO Corp. *	14,021,501
502,500	IDEX Corp.	15,421,725

	Total Machinery	29,443,226

Trading Companies & Distributors - 3.5%
756,300	Grafton Group PLC *	6,932,490
542,440	MSC Industrial Direct Co. Inc., Class A Shares	22,918,090

	Total Trading Companies & Distributors	29,850,580

	TOTAL INDUSTRIALS	157,346,513

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 5.1%
1,449,320	3Com Corp. *	3,318,943
800,000	Comverse Technology Inc. *	12,320,000
512,400	Dycom Industries Inc. *	6,153,924
494,220	F5 Networks Inc. *	8,979,977

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Communications Equipment - 5.1% (continued)
223,285	NETGEAR Inc. *	$4,454,536
672,481	Tekelec *	8,372,388

	Total Communications Equipment	43,599,768

Electronic Equipment & Instruments - 1.0%
92,500	Mettler-Toledo International Inc. *	8,983,600

Internet Software & Services - 6.7%
825,900	Alibaba.com Ltd. *	1,736,201
69,070	Baidu.com Inc., ADR *	16,551,244
594,620	Digital River Inc. *	18,415,382
231,240	Mercadolibre Inc. *	9,194,102
350,000	SINA Corp. *	12,337,500

	Total Internet Software & Services	58,234,429

IT Services - 2.1%
1,047,000	Online Resources Corp. *	10,072,140
247,200	Wright Express Corp. *	7,596,456

	Total IT Services	17,668,596

Semiconductors & Semiconductor Equipment - 3.3%
924,400	Cirrus Logic Inc. *	6,211,968
3,889,682	LSI Corp. *	19,253,926
109,400	Trina Solar Ltd., ADR *	3,362,956

	Total Semiconductors & Semiconductor Equipment	28,828,850

Software - 11.4%
417,870	Aspen Technology Inc. *	5,327,843
727,200	BEA Systems Inc. *	13,925,880
574,100	Blackboard Inc. *	19,134,753
679,850	Citrix Systems Inc. *	19,940,000
2,476,670	Lawson Software Inc. *	18,649,325
89,490	Software AG	6,873,500
801,310	Sourcefire Inc. *	4,775,808
341,200	Ulticom Inc. *	2,303,100
471,770	Verint Systems Inc. *	7,609,650

	Total Software	98,539,859

	TOTAL INFORMATION TECHNOLOGY	255,855,102

MATERIALS - 3.0%
Chemicals - 1.6%
424,010	Nalco Holding Co.	8,967,811
223,220	Valspar Corp.	4,428,685

	Total Chemicals	13,396,496

Metals & Mining - 1.4%
206,870	Compass Minerals International Inc.	12,201,193

	TOTAL MATERIALS	25,597,689

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.7%
547,200	Citizens Communications Co.	5,740,128

Wireless Telecommunication Services - 2.6%
364,710	American Tower Corp., Class A Shares *	14,300,279
100,212	Crown Castle International Corp. *	3,456,312
156,190	SBA Communications Corp., Class A *	4,659,148

	Total Wireless Telecommunication Services	22,415,739

	TOTAL TELECOMMUNICATION SERVICES	28,155,867

UTILITIES - 2.9%
Electric Utilities - 2.9%
485,840	ITC Holdings Corp.	25,292,830

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $816,648,899)	816,720,078

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.5%
Repurchase Agreement - 5.5%
$47,884,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $47,886,993; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $48,841,891) (Cost - $47,884,000)	$47,884,000

	TOTAL INVESTMENTS - 100.1% (Cost - $864,532,899#)	864,604,078
	Liabilities in Excess of Other Assets - (0.1)%	(977,761)

	TOTAL NET ASSETS - 100.0%	$863,626,317

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of

Notes to Schedule of Investments (unaudited) (continued)

domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$864,604,078	$816,720,078	$47,884,000	—

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$130,083,391
Gross unrealized depreciation	(130,012,212)

Net unrealized appreciation	$71,179

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 22, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 22, 2008